ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2023	2022
Casino	$242,312	$271,653
Hotel	4,658	1,365
Other	908	218

Sub-total	247,878	273,236
Less: allowances for credit losses (1)	(156,240)	(217,244)

	91,638	55,992
Non-current portion	—	—

Current portion	$91,638	$55,992

(1)
As of

December 31, 2023 and 2022, the allowances for credit losses of $2,377 and $14,966 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2023	2022	2021

Balance at beginning of year	$217,244	$268,413	$333,792
(Reversal of) provision for credit losses	(3,869)	(892)	6,426
Write-offs, net of recoveries	(56,805)	(49,608)	(69,712)
Effect of exchange rate	(330)	(669)	(2,093)

Balance at end of year	$156,240	$217,244	$268,413